Schedule I - Condensed Financial Information of Dryships Inc. - Statements of Cash Flows (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Cash Used in Operating Activities	$ 237,529	$ 349,205	$ 476,801
Cash Flows from Investing Activities:
Net Cash Used in Investing Activities	(389,947)	(1,822,394)	(1,680,748)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	0	0	237,202
Principal payments of long-term debt	(867,932)	(877,793)	(217,726)
Net proceeds from common stock issuance	0	0	341,774
Net proceeds from sale of shares in subsidiary	180,485	0	488,301
Proceeds from share-lending arrangement	0	0	100
Payment of financing costs	(35,431)	(44,507)	(7,876)
Net Cash Provided by Financing Activities	243,225	1,332,802	902,308
Net (decrease) / increase in cash and cash equivalents	90,807	(140,387)	(301,639)
Cash and cash equivalents at beginning of year	251,143	391,530	693,169
Cash and cash equivalents at end of year	341,950	251,143	391,530
Dryships Inc.
Net Cash Used in Operating Activities	(86,475)	(109,444)	(106,952)
Cash Flows from Investing Activities:
Investments in subsidiaries	(107,463)	(266,665)	(762,639)
Restricted cash	408	3,607	(30,429)
Net Cash Used in Investing Activities	(107,055)	(263,058)	(793,068)
Cash Flows from Financing Activities:
Due to subsidiaries	131,516	522,339	425,467
Proceeds from issuance of convertible notes	0	0	237,202
Principal payments of long-term debt	(72,804)	(159,117)	(94,746)
Net proceeds from common stock issuance	0	0	341,774
Net proceeds from sale of shares in subsidiary	180,485	0	0
Proceeds from share-lending arrangement	0	0	100
Payment of financing costs	(439)	0	(314)
Net Cash Provided by Financing Activities	238,758	363,222	909,483
Net (decrease) / increase in cash and cash equivalents	45,228	(9,280)	9,463
Cash and cash equivalents at beginning of year	391	9,671	208
Cash and cash equivalents at end of year	$ 45,619	$ 391	$ 9,671